OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES

NOTE 11 - OTHER CURRENT LIABILITIES:

Other current liabilities consist of the following:

	December 31
	2021	2020
Employees and related expenses	17,807	10,022
Government institutions	3,178	1,224
Income tax	1,239	758
Warranty reserve	1,248	705
Operating lease liabilities	1,209	880
Other	4,585	3,131
Total other current liabilities	29,266	16,720